Summary of Significant Accounting Policies - Summarized Combined Financial Data for Equity Method Investments - Balance Sheet (details) (Western Gas Partners [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Western Gas Partners [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	$ 186,690	$ 79,835
Property, plant and equipment, net	2,676,531	1,174,311
Other assets	38,258	45,100
Total assets	2,901,479	1,299,246
Current liabilities	206,602	76,862
Non-current liabilities	34,012	50,759
Equity	2,660,865	1,171,625
Total liabilities and equity	$ 2,901,479	$ 1,299,246